ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

January 18, 2019	Renee E. Laws T +1 617 235 4975 renee.laws@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Brighthouse Funds Trust I (File Nos. 333-48456 and 811-10183)

Ladies and Gentlemen:

On behalf of Brighthouse Funds Trust I (the “Trust”), we are today filing, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 87 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A under the Act (the “Registration Statement”).

The Amendment is being filed in connection with the establishment of two new series of the Trust, AB International Bond Portfolio and SSGA Emerging Markets Enhanced Index Portfolio. Pursuant to the provisions of Rule 485(a)(2) under the Act, it is intended that the Amendment become effective 75 days after filing unless superseded by a subsequent filing.

The Amendment relates solely to AB International Bond Portfolio and SSGA Emerging Markets Enhanced Index Portfolio. The Amendment does not supersede or amend any disclosure in the Registration Statement relating to any other series of the Trust.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to the undersigned at (617) 235-4975.

Very truly yours,

/s/ Renee E. Laws
Renee E. Laws

cc:	Andrew Gangolf, Esq.

Michael Lawlor, Esq.

Brian D. McCabe, Esq.

Jeremy C. Smith, Esq.